UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street,   Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

        (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

6/30

Date of reporting period: 9/30/11

Item 1.  Schedule of Investments.

	PSI Market Neutral Fund
	PORTFOLIO OF INVESTMENTS
	September 30, 2011 (Unaudited)
Shares		Value
	EQUITY FUNDS - 94.0%
	LARGE CAP GROWTH - 28.0%
98,576	SPDR Dow Jones Industrial Average ETF	$ 10,735,912

	SMALL CAP GROWTH - 42.6%
456,982	ProShares Short Russell2000 *	16,373,665

	SPECIALTY FUNDS - 23.4%
51,231	SPDR Consumer Discretionary Select Sector Fund	1,788,987
120,887	SPDR Consumer Staples Select Sector Fund	3,590,344
106,603	SPDR Utilities Select Sector Fund	3,586,125
		8,965,456

	TOTAL EQUITY FUNDS (Cost - $36,050,414)	36,075,033

	SHORT-TERM INVESTMENTS - 5.6%
	MONEY MARKET FUND - 5.6%
2,148,968	HighMark Diversified Money Market Fund, 0.00% ** (Cost $2,148,968)	2,148,968

	TOTAL INVESTMENTS - 99.6% (Cost - $38,199,382) (a)	$ 38,224,001
	OTHER ASSETS LESS LIABILITIES - 0.4%	170,303
	NET ASSETS - 100.0%	$ 38,394,304

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 90,391
	Unrealized Depreciation:	(65,772)
	Net Unrealized Appreciation:	$ 24,619

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2011.
ETF - Exchange Traded Fund
SPDR - Standard & Poors' Depositary Receipts

	PSI Total Return Fund
	PORTFOLIO OF INVESTMENTS
	September 30, 2011 (Unaudited)
Shares		Value
	BOND FUNDS - 50.8%
156,899	Dreyfus Bond Market Index Fund	$ 1,718,045
190,059	Eaton Vance Floating - Rate & High Income Fund	1,602,199
17,000	iShares Barclays 1-3 Year Treasury Bond Fund	1,437,690
31,000	iShares Barclays 20+ Year Treasury Bond Fund	3,744,800
27,000	iShares Barclays Aggregate Bond Fund	2,972,970
73,909	Loomis Sayles Global Bond Fund	1,218,754
149,950	Managers Fixed Income Fund	1,622,458
149,121	PIMCO Total Return Fund	1,609,018
	TOTAL BOND FUNDS (Cost - $15,587,262)	15,925,934

	EQUITY FUNDS - 23.4%
	ASSET ALLOCATION FUND - 23.4%
329,000	PowerShares DB US Dollar Index Bullish Fund * (Cost - $7,122,265)	7,339,990

Par Amount
	EXCHANGE TRADED NOTES - 17.5%
$ 1,006,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	1,077,124
2,172,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,325,561
2,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	2,076,600
	TOTAL EXCHANGE TRADED NOTES (Cost - $5,907,170)	5,479,285

Shares
	SHORT-TERM INVESTMENTS - 17.8%
	MONEY MARKET FUND - 17.8%
5,596,941	HighMark Diversified Money Market Fund, 0.00% ** (Cost - $5,596,941)	5,596,941

	TOTAL INVESTMENTS - 109.5% (Cost - $34,213,638) (a)	$ 34,342,150
	LIABILITIES LESS OTHER ASSETS - (9.5) %	(2,966,833)
	NET ASSETS - 100.0%	$ 31,375,317

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 717,544
	Unrealized Depreciation:	(589,032)
	Net Unrealized Appreciation:	$ 128,512

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2011.

	PSI Strategic Growth Fund
	PORTFOLIO OF INVESTMENTS
	September 30, 2011 (Unaudited)
Shares		Value

	BOND FUNDS - 13.8%
97,968	Eaton Vance Global Macro Absolute Return Fund	$ 964,008
23,000	iShares Barclays 1-3 Year Treasury Bond Fund	1,945,110
	TOTAL BOND FUNDS (Cost - $2,956,377)	2,909,118

	EQUITY FUNDS - 43.8%
	COMMODITY FUNDS - 4.7%
135,070	PIMCO Commodity RealReturn Strategy Fund	998,171

	LARGE CAP GROWTH - 12.4%
16,000	iShares Russell 1000 Index Fund	1,000,640
7,000	Rydex S&P Equal Weight ETF	289,800
12,000	SPDR Dow Jones Industrial Average ETF	1,306,920
		2,597,360
	SPECIALTY FUNDS - 26.7%
118,812	AQR Managed Futures Strategy Fund	1,176,238
7,000	Powershares QQQ Index Tracking Trust	367,640
9,100	ProShares UltraShort Basic Materials *	256,802
32,000	SPDR Consumer Staples Select Sector Fund	950,400
15,500	SPDR Dow Jones REIT ETF	875,750
30,000	SPDR Health Care Select Sector Fund	951,600
31,000	SPDR Utilities Select Sector Fund	1,042,840
		5,621,270

	TOTAL EQUITY FUNDS (Cost - $9,608,247)	9,216,801

Par Amount
	EXCHANGE TRADED NOTES - 37.8%
$ 1,600,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	1,713,120
6,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	6,229,800
	TOTAL EXCHANGE TRADED NOTES (Cost - $8,505,442)	7,942,920

	PSI Strategic Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 7.8%
	MONEY MARKET FUND - 7.8%
1,634,382	HighMark Diversified Money Market Fund, 0.00% ** (Cost - $1,634,382)	$ 1,634,382

	TOTAL INVESTMENTS - 103.2% (Cost - $22,704,448) (a)	$ 21,703,221
	LIABILITIES LESS OTHER ASSETS - (3.2) %	(665,078)
	NET ASSETS - 100.0%	$ 21,038,143

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 61,831
	Unrealized Depreciation:	(1,063,058)
	Net Unrealized Depreciation:	$ (1,001,227)

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2011.
ETF - Exchange Traded Fund
SPDR - Standard & Poors' Depositary Receipts

	PSI Tactical Growth Fund
	PORTFOLIO OF INVESTMENTS
	September 30, 2011 (Unaudited)
Shares		Value
	BOND FUNDS - 35.0%
38,907	iShares Barclays 1-3 Year Treasury Bond Fund	$ 3,290,365
6,503	iShares Barclays 7-10 Year Treasury Bond Fund	683,270
29,913	iShares Barclays Aggregate Bond Fund	3,293,721
2,000	iShares iBoxx $ Investment Grade Corporate Bond Fund	224,680
	TOTAL BOND FUNDS (Cost - $7,452,899)	7,492,036

	EQUITY FUNDS - 39.6%
	ASSET ALLOCATION FUND - 13.4%
211,149	KCM Macro Trends Fund *	2,056,588
17,486	Permanent Portfolio	797,377
		2,853,965
	LARGE CAP GROWTH - 12.4%
10,279	iShares Russell 1000 Growth Index Fund	540,881
14,398	SPDR Dow Jones Industrial Average ETF	1,568,086
4,810	SPDR S&P 500 ETF Trust	544,348
		2,653,315
	SMALL CAP GROWTH - 4.0%
11,497	ProShares Short Russell2000 *	411,937
9,695	ProShares Short S&P500 *	447,424
		859,361
	SPECIALTY FUNDS - 9.8%
3,214	iShares Dow Jones US Healthcare Sector Index Fund	209,906
22,520	PowerShares DB US Dollar Index Bullish Fund *	502,421
10,219	Powershares QQQ Index Tracking Trust	536,702
5,942	SPDR Consumer Discretionary Select Sector Fund	207,495
7,023	SPDR Consumer Staples Select Sector Fund	208,583
12,768	SPDR Utilities Select Sector Fund	429,516
		2,094,623

	TOTAL EQUITY FUNDS (Cost - $8,984,277)	8,461,264

Par Amount
	EXCHANGE TRADED NOTES - 11.3%
$ 2,260,000	Barclays Bank PLC, zero coupon, due 7/24/14 * (Cost - $2,602,153)	2,419,782

	PSI Tactical Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 35.2%
	MONEY MARKET FUND - 35.2%
7,540,380	HighMark Diversified Money Market Fund, 0.00% ** (Cost - $7,540,380)	$ 7,540,380

	TOTAL INVESTMENTS - 121.1% (Cost - $26,579,709) (a)	$ 25,913,462
	LIABILITIES LESS OTHER ASSETS - (21.1) %	(4,519,239)
	NET ASSETS - 100.0%	$ 21,394,223

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 62,473
	Unrealized Depreciation:	(728,720)
	Net Unrealized Depreciation:	$ (666,247)

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2011.
ETF - Exchange Traded Fund
SPDR - Standard & Poors' Depositary Receipts

PSI Funds
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

PSI Market Neutral
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 36,075,033	$ -	$ -	$ 36,075,033
Money Market Fund	2,148,968	-	-	2,148,968
Total	$ 38,224,001	$ -	$ -	$ 38,224,001

PSI Strategic Growth
Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 2,909,118	$ -	$ -	$ 2,909,118
Equity Funds	9,216,801	-	-	9,216,801
Exchange Traded Notes	-	7,942,920	-	7,942,920
Money Market Fund	1,634,382	-	-	1,634,382
Total	$ 13,760,301	$ 7,942,920	$ -	$ 21,703,221

PSI Funds
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)
PSI Tactical Growth
Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 7,492,036	$ -	$ -	$ 7,492,036
Equity Funds	8,461,264	-	-	8,461,264
Exchange Traded Notes	-	2,419,782	-	2,419,782
Money Market Fund	7,540,380	-	-	7,540,380
Total	$ 23,493,680	$ 2,419,782	$ -	$ 25,913,462

PSI Total Return
Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 15,925,934	$ -	$ -	$ 15,925,934
Equity Funds	7,339,990	-	-	7,339,990
Exchange Traded Notes	-	5,479,285	-	5,479,285
Money Market Fund	5,596,941	-	-	5,596,941
Total	$ 28,862,865	$ 5,479,285	$ -	$ 34,342,150

The Funds did not hold any Level 3 securities during the period.  There were no significant transfers into and out of Level 1 & 2 during the period.  It is the Funds' policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       11/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       11/21/11

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date       11/21/11